BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Details 2) In Millions, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Jul. 31, 2012 Face.com (formerly known as Vizi Information Labs Ltd.) USD ($)	Jul. 31, 2012 Face.com (formerly known as Vizi Information Labs Ltd.) RUB	Jul. 31, 2012 Face.com (formerly known as Vizi Information Labs Ltd.) Facebook
Equity method investment
Cash consideration	$ 5.7	174.0	$ 5.7	174.0
Number of shares received as consideration					142,479
Gain on sale of ownership interest	$ 7.7	234.0	$ 7.7	234.0